Cover	Nov. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	001-11350
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Central Index Key	0000023795
Entity Tax Identification Number	59-0483700
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	369 N. New York Ave.
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	(IRS Employer Identification No.)
City Area Code	(407)
Local Phone Number	904-3324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.01 par value per share
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CTO
Security Exchange Name	NYSE
6.375% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Title of 12(b) Security	6.375% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CTO-PA
Security Exchange Name	NYSE